Losses and Loss Expenses - Asbestos and Environmental Exposures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of opening and closing unpaid losses and loss expenses related to asbestos and environmental exposure claims:
Net unpaid losses and loss expenses at beginning of year	$ 81,416	$ 80,435	$ 78,315
Net incurred losses and loss expenses	15,663	8,903	6,257
Less net paid losses and loss expenses	9,087	7,922	4,137
Net increase (decrease) in unpaid losses and loss expenses	6,576	981	2,120
Acquired reserves	5,712	0	0
Net unpaid losses and loss expenses at end of year	93,704	81,416	80,435
Unpaid losses and loss expenses recoverable at end of year	93,688	100,537	115,090
Gross unpaid losses and loss expenses at end of year	187,392	181,953	195,525
Reserves for incurred but not reported losses, net of reinsurance	$ 65,100	$ 49,300	$ 48,600